Significant Accounting Policies (Schedule of Deferred Revenue in Consolidated Balance Sheets) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Significant Accounting Policies [Abstract]
Beginning of year	$ 1,824
Deferral of revenue	2,084
Recognition of deferred revenue	(1,302)
Balance at end of year	$ 2,606